Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	431,325,754.30	24,926
Yield Supplement Overcollateralization Amount 08/31/23	7,612,623.73	0
Receivables Balance 08/31/23	438,938,378.03	24,926
Principal Payments	16,898,954.74	371
Defaulted Receivables	503,176.79	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	7,082,289.48	0
Pool Balance at 09/30/23	414,453,957.02	24,529

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.04%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,150,170.06	328
Past Due 61-90 days	1,829,352.04	79
Past Due 91-120 days	455,169.39	20
Past Due 121+ days	0.00	0
Total	9,434,691.49	427

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	407,025.83
Aggregate Net Losses/(Gains) - September 2023	96,150.96
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.26%
Prior Net Losses/(Gains) Ratio	0.44%
Second Prior Net Losses/(Gains) Ratio	0.92%
Third Prior Net Losses Ratio/(Gains)	0.07%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	3.86%
Weighted Average Contract Rate, Yield Adjusted	5.14%
Weighted Average Remaining Term	38.55

Flow of Funds	$ Amount
Collections	18,712,647.20
Investment Earnings on Cash Accounts	15,408.09
Servicing Fee	(365,781.98)
Transfer to Collection Account	-
Available Funds	18,362,273.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	153,411.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,022,649.22
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,296,998.77

Total Distributions of Available Funds	18,362,273.31

Servicing Fee	365,781.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	425,476,606.24
Principal Paid	16,871,797.28
Note Balance @ 10/16/23	408,604,808.96

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-3
Note Balance @ 09/15/23	272,606,606.24
Principal Paid	16,871,797.28
Note Balance @ 10/16/23	255,734,808.96
Note Factor @ 10/16/23	66.4229004%

Class A-4
Note Balance @ 09/15/23	100,230,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	100,230,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	35,090,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	35,090,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	17,550,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	17,550,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	193,477.26
Total Principal Paid	16,871,797.28
Total Paid	17,065,274.54

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	99,955.76
Principal Paid	16,871,797.28
Total Paid to A-3 Holders	16,971,753.04

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1658059
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.4587727
Total Distribution Amount	14.6245786

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2596186
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.8217119
Total A-3 Distribution Amount	44.0813305

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	653.32
Noteholders' Principal Distributable Amount	346.68

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	2,924,574.03
Investment Earnings	12,572.56
Investment Earnings Paid	(12,572.56)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,334,827.61	$2,742,702.67	$2,842,697.73
Number of Extensions	111	117	121
Ratio of extensions to Beginning of Period Receivables Balance	0.53%	0.60%	0.60%